Interest Expense and Related Charges (Tables)	12 Months Ended
Dec. 31, 2017
Interest Expense and Related Charges [Abstract]
Schedule of Interest Expense and Related Charges

	Successor		Predecessor
	Year Ended December 31, 2017	Period from October 3, 2016 through December 31, 2016	Period from January 1, 2016 through October 2, 2016	Year Ended December 31, 2015
Interest paid/accrued post-Emergence	$213	$51	$—	$—
Interest paid/accrued on debtor-in-possession financing	—	—	76	63
Adequate protection amounts paid/accrued	—	—	977	1,233
Unrealized mark-to-market net (gains) losses on interest rate swaps	(29)	11	—	—
Capitalized interest	(7)	(3)	(9)	(11)
Other	16	1	5	4
Total interest expense and related charges	$193	$60	$1,049	$1,289

Contractual Interest Expense On Pre-Petition Liabilities]

	Predecessor
	Period from January 1, 2016 through October 2, 2016	Year Ended December 31, 2015
Contractual interest on debt classified as LSTC	$1,570	$2,070
Adequate protection amounts paid/accrued	930	1,173
Contractual interest on debt classified as LSTC not paid/accrued	$640	$897